Summary of Stock Option Activity (Detail) (Stock Option And Award Plans, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	4,798,677	5,408,222	5,222,263
Granted	989,449	1,038,327	932,133
Exercised	(430,340)	(1,237,015)	(489,370)
Cancelled	(454,968)	(410,857)	(256,804)
Ending Balance	4,902,818	4,798,677	5,408,222
Vested and exercisable at end of period	2,368,508
Number of Shares
Beginning balance	4,798,677	5,408,222	5,222,263
Granted	989,449	1,038,327	932,133
Exercised	(430,340)	(1,237,015)	(489,370)
Cancelled	(454,968)	(410,857)	(256,804)
Ending balance	4,902,818	4,798,677	5,408,222
Vested and exercisable at end of period	2,368,508
Weighted Average Exercise Price
Beginning balance	$ 21.71	$ 18.99	$ 17.98
Granted	$ 19.66	$ 24.34	$ 21.54
Exercised	$ 10.84	$ 10.64	$ 9.03
Cancelled	$ 25.77	$ 25.86	$ 26.60
Ending balance	$ 21.87	$ 21.71	$ 18.99
Vested and exercisable at end of period	$ 20.35
Weighted Average Grant Date Fair Value
Beginning balance	$ 8.47	$ 7.60	$ 7.24
Granted	$ 8.20	$ 9.08	$ 8.47
Exercised	$ 4.80	$ 4.69	$ 4.07
Cancelled	$ 9.87	$ 9.91	$ 10.09
Ending balance	$ 8.61	$ 8.47	$ 7.60
Vested and exercisable at end of period	$ 8.08